PREPAID EXPENSES AND DEPOSITS (Details Narrative) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Prepaid expenses to vendors	$ 46,550	$ 6,932
Prepaid business insurance	208	11,299
Security deposits	$ 12,000	$ 12,000